FINANCE INCOME AND COSTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Finance Income And Costs
Interest income on loans to related parties/ a third party	$ 1,066	¥ 6,780	¥ 6,455	¥ 6,581
Interest income on revenue contracts with significant financing component	365	2,313	3,161	3,735
Interest income from service concession arrangement	1,143	7,264	4,977	2,276
Interest income on structured deposits	52	328	660
Interest income on bank deposit	39	250	215	216
Finance income	2,665	16,935	15,468	12,808
Interest expenses on loans	635	4,035	4,028	345
Interest expense on lease liabilities		150	80	102
Interest expense on lease liabilities	24	150	80	102
Other finance costs	36	231	292	(43)
Less: interest expense capitalized into intangible assets-concession right*	(9)	(57)	(651)	(64)
Finance costs	$ 686	¥ 4,359	¥ 3,749	¥ 340